Other Financial Liabilities - Summary of Loans and Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		¥ 15,078
Current borrowings	¥ 2,055,046	¥ 2,001,014	$ 290,052
Non-current borrowings [member] | Singapore dollar [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		2.84%
Maturity		2020
Non-current borrowings		¥ 15,078
Current borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		¥ 2,001,014
Current borrowings [member] | Singapore dollar [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	2.84%		2.84%
Maturity	2020
Current borrowings	¥ 15,522		$ 2,191
Current borrowings [member] | Renminbi [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		4.26%
Maturity	2020	2019
Current borrowings	¥ 1,900,000	¥ 1,500,000	$ 268,168
Current borrowings [member] | Renminbi [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.70%		3.70%
Current borrowings [member] | Renminbi [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	4.13%		4.13%
Current borrowings [member] | USD [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	2.52%	3.48%	2.52%
Maturity		2019
Current borrowings	¥ 139,524	¥ 501,014	$ 19,693
MUFG Bank Ltd [member] | Singapore dollar [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		¥ 15,078
Current borrowings	15,522
MUFG Bank Ltd [member] | USD [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	¥ 2,191